B A R O N
                                   F U N D S(R)

                                               o        Baron Asset Fund
                                               o        Baron Growth Fund
                                               o        Baron Small Cap Fund
                                               o        Baron iOpportunity Fund

       SUPPLEMENT DATED SEPTEMBER 30, 2003 TO PROSPECTUS DATED MAY 8, 2003

The HOW TO PURCHASE SHARES section that appears on pages 19-20 of the current prospectus is amended as follows (changes marked in italics):

You may purchase shares of the Funds directly without paying a sales charge. Please use the Funds' application form included with this prospectus. Special applications are available to open individual retirement accounts ("IRAs"). The minimum initial investment is $2,000 per Fund unless you choose to invest through the Baron InvestPlan (see page 20). There is no minimum for subsequent purchases except for purchases made through the Funds' website (see page 23). The Funds may reject any proposed purchase. If the Funds identify short term traders, the Funds will reject their proposed purchases.

At present, the Funds are offered and sold only to persons residing in the United States or Puerto Rico OR PERSONS IN THE UNITED STATES MILITARY WITH APPROPRIATE IDENTIFYING DOCUMENTS. Please call the Fund's transfer agent at 1-800-442-3814, if you have any questions.

ANTI-MONEY LAUNDERING REGULATIONS. AS PART OF THE FUNDS' LEGAL RESPONSIBILITY TO FIGHT THE FUNDING OF TERRORISM AND MONEY LAUNDERING ACTIVITIES, THE FUNDS REQUIRE A DETAILED VERIFICATION OF THE IDENTITY OF A SHAREHOLDER, AND INDIVIDUALS WITH AUTHORITY OR CONTROL OVER ACCOUNTS OPENED BY ENTITIES SUCH AS CORPORATIONS, PARTNERSHIPS OR TRUSTS. WHEN YOU OPEN AN ACCOUNT THE FUNDS WILL REQUEST SUCH INFORMATION AS IS NECESSARY TO VERIFY YOUR IDENTITY AS A SHAREHOLDER, AS WELL AS THE IDENTITIES OF ANY INDIVIDUALS WITH AUTHORITY OR CONTROL OVER ACCOUNTS BEING OPENED BY ENTITIES. THE INFORMATION REQUESTED INCLUDES NAME, ADDRESS, DATE OF BIRTH, AND U.S. TAXPAYER IDENTIFICATION NUMBER. PLEASE MAKE SURE TO PROVIDE ALL THIS REQUIRED INFORMATION. INCOMPLETE INFORMATION WILL DELAY YOUR INVESTMENT. THE FUNDS WILL NOT PROCESS YOUR INVESTMENT UNTIL ALL REQUIRED INFORMATION HAS BEEN PROVIDED. YOU WILL RECEIVE THE NAV OF THE FUND(S) IN WHICH YOU ARE INVESTING ON THE DATE THAT ALL REQUIRED INFORMATION HAS BEEN PROVIDED TO THE FUNDS' TRANSFER AGENT. BARON FUNDS WILL HOLD YOUR INVESTMENT CHECK UNTIL ALL REQUIRED INFORMATION HAS BEEN RECEIVED. INVESTMENT FUNDS RECEIVED BY BANK WIRE WILL ALSO BE HELD. IF THE APPLICATION IS NOT COMPLETE, THE FUNDS' REPRESENTATIVES WILL ATTEMPT TO COLLECT ANY MISSING INFORMATION BY CONTACTING YOU DIRECTLY. IF YOU PURCHASE THE BARON FUNDS THROUGH A BROKER/DEALER OR OTHER FINANCIAL INSTITUTION, WE WILL ATTEMPT TO GET THE MISSING INFORMATION FROM OR THROUGH SUCH ENTITY.

IF THE APPLICATION IS COMPLETE, THE FUNDS WILL PROCESS THE INVESTMENT AND WILL TAKE STEPS TO VERIFY YOUR IDENTITY. THE FUNDS MAY REQUEST ADDITIONAL INFORMATION OR DOCUMENTS, IF NEEDED, TO VERIFY AN IDENTITY. IF THE FUNDS CANNOT VERIFY YOUR INFORMATION, THE ACCOUNT WILL BE CLOSED AND YOU WILL RECEIVE PROCEEDS BASED ON THE NEXT CALCULATED NAV OF THE FUND(S) IN WHICH YOU INVESTED. IF THE FUNDS DEEM IT NECESSARY, AND UPON WRITTEN NOTICE TO YOU, THE PAYMENT OF REDEMPTION PROCEEDS TO YOU MAY BE SUSPENDED TO COMPLY WITH THE ANTI-MONEY LAUNDERING REGULATIONS APPLICABLE TO THE FUNDS. THE FUNDS WILL SHARE THE IDENTITY OF ITS SHAREHOLDERS WITH FEDERAL REGULATORS IF REQUIRED TO DO SO BY LAW AND MAY REPORT A FAILURE TO VERIFY A SHAREHOLDER'S IDENTITY WITH FEDERAL AUTHORITIES IN ACCORDANCE WITH APPLICABLE LAW.

You may invest or add to your account using any of the following methods:

BY MAIL

To open a new account send your signed application form with your check payable to BARON FUNDS(R) to:

                                Baron Funds(R)
                                P.O. Box 219946
                                Kansas City, MO 64121-9946

Please make sure you indicate how much money you want invested in each Fund. Checks must be payable in U.S. dollars and must be drawn on a U.S. bank. Third party checks, credit cards, MONEY ORDERS, TRAVELERS CHECKS, BEARER SECURITIES and cash will not be accepted. For IRA accounts, please specify the year for which the contribution is made. If no year is specified it will be applied as a current year contribution.

Under the GENERAL INFORMATION section that appears on page 24 of the current prospectus is amended as follows (changes marked in italics):

CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT

The Bank of New York, 100 Church Street, New York, NY 10286 is the custodian for the Baron Funds' cash and securities. DST Systems, Inc. serves as transfer agent and dividend disbursing agent for the shares. They are not responsible for investment decisions for the Baron Funds(R).

SHAREHOLDER INFORMATION

If you have questions about your account or transactions please contact the transfer agent , DST Systems, Inc., P.O. Box 219946, Kansas City, MO 64121-9946, or by telephone to 1-800-442-3814.

If you have questions about general Fund information please call the Baron Funds' office at 1-800-99-BARON or 212-583- 2100.

As a Massachusetts business trust, annual shareholder meetings are not required. The Funds send quarterly reports to shareholders.

PRIVACY NOTICE

THE BARON FUNDS COLLECT NONPUBLIC PERSONAL INFORMATION ABOUT YOU FROM THE FOLLOWING SOURCES:

 o      INFORMATION WE RECEIVE FROM YOU ON APPLICATIONS OR OTHER FORMS, AND
 o      INFORMATION ABOUT YOUR TRANSACTIONS WITH US, OUR AFFILIATES, OR OTHERS.

"NONPUBLIC PERSONAL INFORMATION" IS NONPUBLIC INFORMATION ABOUT YOU THAT WE OBTAIN IN CONNECTION WITH PROVIDING A FINANCIAL PRODUCT OR SERVICE TO YOU.

WE MAY SHARE YOUR NAME AND ADDRESS AMONG AFFILIATES FOR PURPOSES OF SENDING YOU INFORMATION ABOUT PRODUCTS OF OURS THAT WE BELIEVE MAY BE OF INTEREST TO YOU AND INFORM YOU OF OUR UPCOMING INVESTORS' CONFERENCE.

WE DO NOT DISCLOSE ANY NONPUBLIC PERSONAL INFORMATION ABOUT OUR CUSTOMERS TO ANYONE, EXCEPT AS PERMITTED OR REQUIRED BY LAW. EXAMPLES OF PERMITTED DISCLOSURES UNDER THE LAW INCLUDE SHARING WITH COMPANIES THAT WORK FOR US TO PROVIDE YOU SERVICE, SUCH AS A TRANSFER AGENT OR MAILING HOUSE. ALL SUCH COMPANIES ACT ON OUR BEHALF, ARE CONTRACTUALLY OBLIGATED TO KEEP THE INFORMATION THAT WE PROVIDE TO THEM CONFIDENTIAL, AND USE THE INFORMATION ONLY TO PROVIDE THE SERVICES THAT WE HAVE ASKED THEM TO PERFORM FOR YOU AND US.

WE RESTRICT ACCESS TO NONPUBLIC INFORMATION ABOUT YOU TO THOSE EMPLOYEES WHO NEED TO KNOW THAT INFORMATION TO PROVIDE PRODUCTS OR SERVICES TO YOU. WE MAINTAIN PHYSICAL, ELECTRONIC, AND PROCEDURAL SAFEGUARDS TO GUARD YOUR NONPUBLIC PERSONAL INFORMATION.

THIS PLEDGE IS ALSO AVAILABLE AT ALL TIMES ON OUR WEBSITE WWW.BARONFUNDS.COM OR BY CALLING 1-800-99BARON.


       SUPPLEMENT DATED SEPTEMBER 8, 2003 TO PROSPECTUS DATED MAY 8, 2003

                        NOTICE REGARDING CLOSING OF FUND


Baron Growth Fund
-----------------

CLOSING THE FUND

Baron Growth Fund is closed to new investors as of 4:00 pm NYC time, SEPTEMBER 12, 2003 to preserve the Adviser's ability to effectively manage the Fund. This closing does not affect other Baron Funds.

If you are already a shareholder of Baron Growth Fund, you may continue to add to your investment in that Fund. In addition, the Fund will remain open to the following investors:

o        financial advisers with existing clients in Baron Growth Fund
o        clients of retirement plan providers or 529 plan providers
o        employees of the Adviser and their family members

THE FUND WILL BE CLOSED UNTIL FURTHER NOTICE. If you have any questions about whether you are able to purchase shares of Baron Growth Fund, please call 1-800-99BARON or e-mail us at info@BaronFunds.com.
                              -------------------



         SUPPLEMENT DATED JULY 23, 2003 TO PROSPECTUS DATED MAY 8, 2003

         NOTICE REGARDING APPOINTMENT OF CO-MANAGER TO BARON ASSET FUND


The portfolio manager information for Baron Asset Fund that appears on pages 17-18 of the current prospectus is amended as follows (changes marked in italics):



     Mr. Baron has been the portfolio manager of BARON ASSET FUND and BARON GROWTH FUND since their inception. As of July 23, 2003, Andrew Peck becomes a co-portfolio manager of BARON ASSET FUND. Mr. Peck is a Vice President of Baron Funds and has worked at Baron Funds as an analyst since February of 1998. Before that he was an analyst at a large brokerage firm.




This information supplements the prospectus dated May 8, 2003. This supplement and the prospectus constitute a current prospectus. To request another copy of the prospectus, please call 1-800-992-2766 or visit our website at BaronFunds.com.